ACQUISITION - Pro Forma Adjustments (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
ACQUISITION
Pro forma net revenues	¥ 377,571	¥ 474,401
Pro forma net loss	¥ 70,890	¥ 88,201